REVENUE AND EXPENSES (Details 6) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	€ 5,583	€ (3,147)
Weighted average number of shares outstanding:
Basic	45,405,297	45,555,173
Diluted	45,532,466	45,555,173
Basic earnings per share (euros)	€ 0.123	€ (0.069)
Diluted earnings per share (euros)	€ 0.123	€ (0.069)